Provisions and other long-term liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Feb. 29, 2020
Disclosure of other provisions [line items]
Other provisions at beginning of period	$ 62,062,000	$ 42,577,000
Addition to provision / changes in estimates	(166,000)	17,433,000
Acquisitions	16,519,000
Exchange difference	2,255,000	309,000
Foreign currency translation	(2,057,000)	(334,000)
Amortization	(387,000)	(429,000)
Unwinding of discount	4,647,000	3,650,000
Amounts used during the year	(451,000)	(1,144,000)
Liabilities associated with assets held for sale	(52,000)
Other provisions at end of period	82,370,000	62,062,000
Amount of Assets Under Freeze	6,102,000		$ 4,465,600
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	56,113,000	40,317,000
Addition to provision / changes in estimates	(1,812,000)	13,299,000
Acquisitions	5,629,000
Exchange difference	2,215,000	375,000
Foreign currency translation	(2,057,000)	(334,000)
Unwinding of discount	4,276,000	3,573,000
Amounts used during the year	(272,000)	(1,117,000)
Liabilities associated with assets held for sale	(52,000)
Other provisions at end of period	64,040,000	56,113,000
Provision For Deferred Income [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	2,267,000	447,000
Addition to provision / changes in estimates	(258,000)	2,267,000
Acquisitions	2,339,000
Exchange difference	(93,000)	(18,000)
Amortization	(387,000)	(429,000)
Unwinding of discount	0	0
Amounts used during the year	(40,000)
Other provisions at end of period	3,828,000	2,267,000
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	3,682,000	1,813,000
Addition to provision / changes in estimates	1,904,000	1,867,000
Acquisitions	8,551,000
Exchange difference	133,000	(48,000)
Unwinding of discount	371,000	77,000
Amounts used during the year	(139,000)	(27,000)
Other provisions at end of period	$ 14,502,000	$ 3,682,000